Borrowings (Tables)	6 Months Ended
Jun. 30, 2018
Borrowings
Schedule of borrowings

	December 31, 2017	June 30, 2018
Amounts due within one year	188,167	193,709
Less: unamortized deferred loan/bond issuance costs	(8,800)	(11,153)

Borrowings, current portion	179,367	182,556

Amounts due after one year	2,399,849	2,784,651
Less: unamortized deferred loan/bond issuance costs	(31,660)	(42,396)

Borrowings, non-current portion	2,368,189	2,742,255

Total	2,547,556	2,924,811